J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

270 Park Avenue

New York, NY 10017

November 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Mutual Fund Investment Trust (the “Trust”)

on behalf of the JPMorgan Growth Advantage Fund (the “Fund”)

File Nos. 33-9421 and 811-5526

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Fund does not differ from the Statement of Additional Information contained in the Post-Effective Amendment No. 72 (Amendment No 76 under the Investment Company Act of 1940) filed electronically on October 30, 2015.

If you have any questions, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin Assistant Secretary